Related Party Transactions	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Related Party Transactions

14. Related Party Transactions

Allocated Expenses

Prior to completion of our initial public offering, Dean Foods provided certain corporate services to us, and costs associated with these functions were allocated to us. These allocations include costs related to corporate services, such as executive management, supply chain, information technology, legal, finance and accounting, investor relations, human resources, risk management, tax, treasury, and other services, as well as stock-based compensation expense attributable to our employees and an allocation of stock-based compensation attributable to employees of Dean Foods. The costs of such services were allocated to us based on the most relevant allocation method to the service provided, primarily based on relative percentage of total net sales, relative percentage of headcount, or specific identification. The total amount of these allocations from Dean Foods was approximately $9.3 million in the three months ended March 31, 2012. These cost allocations are primarily reflected within general and administrative expenses in our unaudited condensed consolidated statements of operations as well as classified as “Corporate and other” in Note 13 “Segment, Geographic, and Customer Information.” Management believes the basis on which the expenses have been allocated to be a reasonable reflection of the utilization of services provided to or the benefit received by us during the periods presented. Dean Foods continues to provide many of these services on a transitional basis for a fee.

Upon completion of our initial public offering, we assumed responsibility for the costs of these functions. The allocations may not reflect the expense we would have incurred as a stand-alone public company for the three months ended March 31, 2012. Actual costs that may have been incurred if we had been a stand-alone public company would depend on a number of factors, including the chosen organizational structure, what functions were outsourced or performed by employees, and strategic decisions made in certain areas.

We were allocated a portion of Dean Foods’ consolidated debt based on amounts directly incurred by us to fund the acquisition of Alpro in July 2009. Prior to completion of our initial public offering, interest expense during the three months ended March 31, 2012 had been allocated based on the historical interest rates of the Dean Foods senior secured credit facility during that three month period. Debt issuance costs were allocated in the same proportion as the debt. In connection with our initial public offering, the allocated portion of the Dean Foods senior secured credit facility was settled as a contribution to our capital from Dean Foods. Management believes the basis of historical allocation for debt, interest expense, and debt issuance costs is reasonable. However, these amounts may not be indicative of the actual amounts that we would have incurred had we been a stand-alone public company for the three months ended March 31, 2012.

Cash Management

We use a centralized approach to cash management and financing of operations. Prior to completion of our initial public offering, Dean Foods provided financing, cash management, and other treasury services to us. Our North American cash balances were regularly swept by Dean Foods, and we received funding from Dean Foods for our operating and investing cash needs. Cash transferred to and from Dean Foods was historically recorded as intercompany payables and receivables that were reflected as a component of Dean Foods’ net investment in our unaudited condensed consolidated balance sheets. Since completion of our initial public offering, we have maintained separate cash management and financing functions for our operations.

Related Party Arrangements

Historically, related party transactions and activities involving Dean Foods and its wholly-owned subsidiaries were not always consummated on terms equivalent to those that would prevail in an arm’s-length transaction where conditions of competitive, free-market dealing may exist.

Prior to completion of our initial public offering, certain related party transactions were settled by either non-cash capital contributions from Dean Foods to us or non-cash capital distributions from us to Dean Foods and included as part of Dean Foods’ net investment. Other related party transactions that are settled in cash are reflected as related party receivables in our unaudited condensed consolidated balance sheets.

During the three months ended March 31, 2013 and 2012, we utilized manufacturing facilities and resources managed by affiliates of Dean Foods to conduct our business. The expenses associated with these transactions, which primarily relate to co-packing certain of our products, are included in cost of sales in our unaudited condensed consolidated statements of operations.

In connection with and effective as of our initial public offering, we entered into agreements that formalize ongoing commercial arrangements we have with Dean Foods and Morningstar, which are described below. Certain terms of these agreements were modified in connection with Dean Foods’ sale of Morningstar. These agreements are described in Note 2, “Transactions with Morningstar.”

Agreements with Fresh Dairy Direct

Fresh Dairy Direct (“FDD”) Sales and Distribution Agreement — We entered into an agreement with two wholly-owned subsidiaries of Dean Foods, Suiza Dairy Group, LLC (“Suiza Dairy”) and Dean Dairy Holdings, LLC (“Dean Dairy”), pursuant to which those subsidiaries continue to sell and distribute certain WhiteWave products for a fixed initial term of up to 18 months, depending on the product and customer. This agreement modifies our historical intercompany arrangements and reflects new pricing.

FDD Co-Packing Agreement — Additionally, we entered into a separate manufacturing agreement with Suiza Dairy and Dean Dairy pursuant to which those subsidiaries continue manufacturing WhiteWave fresh organic milk products on our behalf for a term of 18 months. The agreement formalizes our historical intercompany arrangements.

FDD Cream Supply Agreement — We also entered into a supply agreement with Suiza Dairy and Dean Dairy pursuant to which we continue to purchase cream from such subsidiaries for an initial term ending December 31, 2013, with an option for us to renew for up to four one-year terms. This agreement formalizes our historical intercompany arrangements.

Termination of Intellectual Property License Agreement

Historically, the Company was party to a license agreement with Morningstar, pursuant to which Morningstar had the right to use the Company’s intellectual property in the manufacture of certain products for a fee. For the three months ended March 31, 2012, related party license income was recorded within operating income in our unaudited condensed consolidated statements of operations in the amount of $10.5 million.

In conjunction with the license agreement, a loan agreement was entered into, pursuant to which the Company extended a line of credit to Morningstar related to the license income under the license agreement. Prior to completion of our initial public offering, there were no repayments of this loan and no future plans to settle the outstanding balance; therefore, the principal and associated accrued interest was shown in Dean Foods’ net investment as of December 31, 2011. The interest term on the loan to Morningstar was LIBOR plus 2% and recorded in interest income in our unaudited condensed consolidated statements of operations. Interest income for the three months ended March 31, 2012 was $1.9 million.

In connection with our initial public offering, we and Morningstar agreed to terminate this license agreement and related loan. We no longer receive license income or related interest income associated with these historical agreements. In addition, we entered into an agreement and transferred the intellectual property subject to the license agreement to Morningstar so that Morningstar has the requisite intellectual property and manufacturing know-how to produce and sell its products and brands. All intellectual property related to and necessary for the production of our products and brands was retained.

License Agreement with Dean Foods

We entered into an agreement with Dean Foods pursuant to which we have an exclusive license to manufacture and sell shelf stable aseptic flavored and white milk under Dean Foods’ TruMoo brand in certain retail channels and to designated foodservice accounts throughout North America in exchange for payment of a royalty. The initial term of the agreement is December 2012 through December 31, 2017, with automatic one-year renewals thereafter so long as we achieve specified volume thresholds and minimum royalties. We incurred immaterial royalty obligations under this agreement during the three months ended March 31, 2013.

Transition Services Agreement

We and Dean Foods also entered into a transition services agreement to cover certain continued corporate services provided by us and Dean Foods to each other following completion of our initial public offering. Our services consist primarily of marketing and research and development, while Dean Foods’ provides supply chain, information technology, legal, finance and accounting, human resources, risk management, tax, treasury, and other transitional services. Both Dean Foods’ and our services continue for a specified initial term, which vary with the types of services provided, unless terminated earlier or extended according to the terms of the transition services agreement. We pay Dean Foods mutually agreed-upon fees for their services and Dean Foods pays us mutually agreed-upon fees for our services. Dean Foods has charged us $9.5 million and we have charged Dean Foods $1.7 million for services rendered under the transition services agreement for the three months ended March 31, 2013.

Guarantees

We have historically guaranteed debt issued by Dean Foods, including the Dean Foods senior secured credit facility and the Dean Foods senior notes, on a joint and several basis. Prior to completion of our initial public offering, as this was an intercompany guarantee, the Company had not recognized an indemnification liability or any income associated with this guarantee in its unaudited condensed consolidated financial statements. Our guarantees of Dean Foods’ debt, including the Dean Foods senior secured credit facility and the Dean Foods senior notes, terminated upon completion of our initial public offering.

16. Related Party Transactions

Allocated Expenses

Prior to completion of our initial public offering, Dean Foods provided certain corporate services to us, and costs associated with these functions were allocated to us. These allocations included costs related to corporate services, such as executive management, supply chain, information technology, legal, finance and accounting, investor relations, human resources, risk management, tax, treasury, and other services, as well as stock-based compensation expense attributable to our employees and an allocation of stock-based compensation attributable to employees of Dean Foods. The costs of such services were allocated to us based on the most relevant allocation method to the service provided, primarily based on relative percentage of total net sales, relative percentage of headcount, or specific identification. The total amount of these allocations from Dean Foods was approximately $50.7 million from January 1, 2012 to the date of our initial public offering (which includes $17.5 million of transaction costs related to our initial public offering), and $32.7 million and $36.2 million in the years ended December 31, 2011, and 2010, respectively. These cost allocations are primarily reflected within general and administrative expenses in our consolidated statements of operations as well as classified as “Corporate and other” in Note 15 “Segment, Geographic, and Customer Information.” Management believes the basis on which the expenses have been allocated to be a reasonable reflection of the utilization of services provided to or the benefit received by us during the periods presented. Dean Foods continues to provide many of these services on a transitional basis for a fee.

The allocations may not reflect the expense we would have incurred as a stand-alone public company for the periods presented. Actual costs that may have been incurred if we had been a stand-alone public company would depend on a number of factors, including the chosen organizational structure, what functions were outsourced or performed by employees, and strategic decisions made in certain areas.

We were allocated a portion of Dean Foods’ consolidated debt based on amounts directly incurred by us to fund the acquisition of Alpro in July 2009. Prior to completion of our initial public offering, interest expense had been allocated based on the historical interest rates of the Dean Foods senior secured credit facility during each period presented, as this revolver was drawn to fund the Alpro acquisition. Debt issuance costs were allocated in the same proportion as the debt. In connection with our initial public offering, the allocated portion of the Dean Foods senior secured credit facility was settled as a contribution to our capital from Dean Foods. Management believes the basis of historical allocation basis for debt, interest expense, and debt issuance costs was reasonable. However, these amounts may not be indicative of the actual amounts that we would have incurred had we been a stand-alone public company for the periods presented. See Note 9 “Debt and Allocated Portion of Dean Foods’ Debt.”

Cash Management

We use a centralized approach to cash management and financing of operations. Prior to completion of our initial public offering, Dean Foods provided financing, cash management, and other treasury services to us. Our North America cash balances were regularly swept by Dean Foods, and we received funding from Dean Foods for our operating and investing cash needs. Cash transferred to and from Dean Foods was historically recorded as intercompany payables and receivables that were reflected as a component of Dean Foods’ net investment in our consolidated balance sheets. Since completion of our initial public offering, we have maintained separate cash management and financing functions for our operations.

Related Party Arrangements

Historically, related party transactions and activities involving Dean Foods and its wholly-owned subsidiaries were not always consummated on terms equivalent to those that would prevail in an arm’s-length transaction where conditions of competitive, free-market dealing may exist. Sales of our raw materials and finished products that we manufacture for other wholly-owned subsidiaries of Dean Foods have been reflected as related party sales in our consolidated financial statements.

Prior to completion of our initial public offering, certain related party transactions were settled by either non-cash capital contributions from Dean Foods to us or non-cash capital distributions from us to Dean Foods and included as part of Dean Foods’ net investment. Both prior to and after the completion of our initial public offering, other related party transactions that are settled in cash are reflected as related party receivables in our consolidated balance sheets.

During the years ended December 31, 2012, 2011, and 2010, we utilized manufacturing facilities and resources managed by affiliates of Dean Foods to conduct our business. The expenses associated with these transactions, which primarily relate to co-packing certain of our products, are included in cost of sales in our consolidated statements of operations.

In connection with and effective as of our initial public offering, we entered into agreements that formalize ongoing commercial arrangements we have with Dean Foods and certain wholly-owned Dean Foods subsidiaries, which are described below. Subsequent to year-end, the terms of these agreements were modified in connection with the sale of Morningstar.

Morningstar Transitional Sales Agreements

We entered into an agreement with Morningstar, a wholly-owned Dean Foods subsidiary, pursuant to which Morningstar transfers back to us responsibility for sales and associated costs of certain WhiteWave products over a 15-month term. During this term, Morningstar provides certain transitional services to us which include, but are not limited to, taking and filling orders, collecting receivables, and shipping products to our customers. Morningstar remits to us the cash representing the net profit collected from these product sales until such time as the sales are transitioned to us. The net effect of the agreement since its effective date is reflected as related party fees of $4.5 million in our consolidated statement of operations, representing gross billings to customers by the subsidiary of Dean Foods of $12.2 million for the period ended December 31, 2012.

We also entered into an agreement with Morningstar pursuant to which we transfer to Morningstar responsibility for the sales and associated costs of our aerosol whipped topping and other non-core products over a 15-month term. During this term, we provide certain transitional services to Morningstar which include, but are not limited to, taking and filling orders, collecting receivables, and shipping products to customers. We remit to Morningstar the net profit associated with these product sales until such time as the sales are transitioned to Morningstar. The net fees remitted since the agreement’s effective date were $2.0 million.

Morningstar Co-Packing Agreement

We entered into a manufacturing agreement with Morningstar pursuant to which Morningstar continues manufacturing various WhiteWave products on our behalf. With the exception of the manufacture of aerosol whipped topping and other non-core products, which are subject to this agreement for a term of up to 15 months, this agreement generally has a term of three to five years with respect to the various product lines. We expect that approximately 10% to 11% of our products, calculated as a percentage of cost of sales, will continue to be manufactured by Morningstar under this agreement. The agreement modifies our historical intercompany arrangements and reflects new pricing. The effect of the agreement since its effective date is an increase in cost of sales of $0.6 million in our consolidated statement of operations for the period ended December 31, 2012.

Fresh Dairy Direct (“FDD”) Sales and Distribution Agreement

We entered into an agreement with two wholly-owned subsidiaries of Dean Foods, Suiza Dairy Group, LLC (“Suiza Dairy”) and Dean Dairy Holdings, LLC (“Dean Dairy”), pursuant to which those subsidiaries continue to sell and distribute certain WhiteWave products for a fixed initial term of up to 18 months, depending on the product and customer. This agreement modifies our historical intercompany arrangements and reflects new pricing. The effect of the agreement since its effective date is an increase in net sales to related parties and cost of sales of $4.1 million and $1.2 million, respectively, in our consolidated statement of operations for the period ended December 31, 2012.

FDD Co-Packing Agreement

Additionally, we entered into a separate manufacturing agreement with Suiza Dairy and Dean Dairy pursuant to which those subsidiaries continue manufacturing WhiteWave fresh organic milk products on our behalf for a term of 18 months. The agreement formalizes our historical intercompany arrangements. The effect of the agreement since its effective date is an increase in cost of sales of $0.1 million in our consolidated statement of operations for the period ended December 31, 2012.

FDD Cream Supply Agreement

We also entered into a supply agreement with Suiza Dairy and Dean Dairy pursuant to which we continue to purchase cream from such subsidiaries for an initial term ending December 31, 2013, with an option for us to renew for up to four one-year terms. This agreement formalizes our historical intercompany arrangements. There was no net effect of the agreement since its effective date in our consolidated statement of operations for the period ended December 31, 2012.

Termination of Intellectual Property License Agreement

Historically, the Company was party to a license agreement with Morningstar, pursuant to which Morningstar had the right to use the Company’s intellectual property in the manufacture of certain products for a fee. For the years ended December 31, 2012, 2011, and 2010, related party license income was recorded within operating income in our consolidated statements of operations in the amount of $36.0 million, $42.7 million, and $39.4 million, respectively.

As of December 31, 2012 and 2011, amounts outstanding under this agreement totaled $nil million and $11.1 million, respectively. This amount was recorded separately as related party receivables within our consolidated balance sheet.

In conjunction with the license agreement, a loan agreement was entered into, pursuant to which the Company extended a line of credit to Morningstar related to the license income under the license agreement. Prior to completion of our initial public offering, there were no repayments of this loan and no future plans to settle the outstanding balance; therefore, the principal and associated accrued interest was shown in Dean Foods’ net investment as of December 31, 2011. The interest term on the loan to Morningstar was LIBOR plus 2% and recorded in interest income in our consolidated statements of operations. Interest income for the years ended December 31, 2012, 2011 and 2010 was $6.4 million, $6.1 million, and $5.1 million, respectively.

In connection with our initial public offering, we and Morningstar agreed to terminate this license agreement and the related loan. We no longer receive license income or related interest income associated with these historical agreements. In addition, we entered into an agreement and transferred the intellectual property subject to the license agreement to Morningstar so that Morningstar has the requisite intellectual property and manufacturing know-how to produce and sell its products and brands. All intellectual property related to and necessary for the production of our products and brands was retained.

Transition Services Agreement

We and Dean Foods also entered into a transition services agreement to cover certain continued corporate services provided by us and Dean Foods to each other following completion of our initial public offering. Our services consist primarily of marketing and research and development, while Dean Foods’ provides supply chain, information technology, legal, finance and accounting, human resources, risk management, tax, treasury, and other transitional services. Both Dean Foods’ and our services continue for a specified initial term, which vary with the types of services provided, unless terminated earlier or extended according to the terms of the transition services agreement. We pay Dean Foods mutually agreed-upon fees for their services and Dean Foods pays us mutually agreed-upon fees for our services. Dean Foods has charged us $5.4 million and we have charged Dean Foods $2.6 million for services rendered under the transition services agreement since its effective date.

In connection with Dean Foods’ planned sale of Morningstar, the transition services agreement between us and Dean Foods was amended on November 20, 2012 to modify certain pricing terms and to remove those services provided to or by Morningstar. On the same date, we entered into a separate transition services agreement with Morningstar to include those services removed from the agreement between us and Dean Foods. The net effect of the amended agreement with Dean Foods and separate agreement with Morningstar was not material to our consolidated financial statements.

Guarantees

We have historically guaranteed debt issued by Dean Foods, including the Dean Foods senior secured credit facility and the Dean Foods senior notes, on a joint and several basis. Prior to completion of our initial public offering, as this was an intercompany guarantee, the Company had not recognized an indemnification liability or any income associated with this guarantee in its consolidated financial statements. Our guarantees of Dean Foods’ debt, including the Dean Foods senior secured credit facility and the Dean Foods senior notes, terminated upon completion of our initial public offering.